NICHOLAS FUND INC [Member] Average Annual Total Returns - NICHOLAS FUND INC	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
NICHOLAS FUND INC
Prospectus [Line Items]
Average Annual Return, Percent	16.71%	14.05%	11.31%
NICHOLAS FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.42%	12.11%	9.34%
NICHOLAS FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.28%	10.90%	8.69%